Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Brazil - 10.2%
Ambev SA	1,391,348	$ 4,380,599
Axia Energia SA	443,191	4,636,363
CPFL Energia SA	328,651	2,992,068
Engie Brasil Energia SA	220,239	1,294,718
Lojas Renner SA	403,918	1,079,686
Telefonica Brasil SA	682,798	4,411,318
TIM SA	917,177	3,508,293
TOTVS SA	69,870	429,077
		22,732,122

Chile - 2.7%
Enel Chile SA	20,522,709	1,809,795
Latam Airlines Group SA	162,034,767	4,311,632
		6,121,427

China - 17.8%
3SBio, Inc. (a)	1,556,592	3,318,655
Anhui Conch Cement Co. Ltd. - Class H	1,396,366	3,292,207
Bilibili, Inc. - Class Z (b)	97,582	1,837,813
BYD Electronic International Co. Ltd.	1,203,809	3,604,182
Damai Entertainment Holdings Ltd. (b)	6,064,201	402,094
Great Wall Motor Co. Ltd. - Class H	3,317,780	3,841,355
JD Health International, Inc. (a)(b)	696,173	3,497,554
JD Logistics, Inc. (a)(b)	2,096,305	4,014,906
Kingsoft Corp. Ltd.	263,624	899,543
Li Ning Co. Ltd.	691,980	1,336,772
NetEase, Inc.	183,208	4,854,461
New Oriental Education & Technology Group, Inc.	330,660	1,909,146
Tongcheng Travel Holdings Ltd.	720,607	1,312,132
TravelSky Technology Ltd. - Class H	642,302	707,626
Yadea Group Holdings Ltd. (a)	1,243,568	1,701,454
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	611,284	3,114,724
		39,644,624

Greece - 2.6%
Hellenic Telecommunications Organization SA	71,115	1,641,765
Jumbo SA	27,232	759,942
Motor Oil Hellas Corinth Refineries SA	56,897	3,333,027
		5,734,734

Hong Kong - 4.6%
Bosideng International Holdings Ltd.	3,217,256	2,026,579
Geely Automobile Holdings Ltd.	1,874,891	4,733,607
Kunlun Energy Co. Ltd.	2,929,631	2,704,597
NetEase Cloud Music, Inc. (a)(b)	46,953	762,753
		10,227,536

Hungary - 1.6%
Magyar Telekom Telecommunications PLC	208,141	1,806,465
Richter Gedeon Nyrt	44,377	1,655,051
		3,461,516

Indonesia - 3.9%
Astra International Tbk PT	15,623,814	4,428,223
Telekom Indonesia Persero Tbk PT	28,761,254	4,203,740
		8,631,963

Malaysia - 2.8%
MISC Bhd	892,135	1,744,319
Petronas Dagangan Bhd	331,729	1,584,571
Sime Darby Bhd	3,525,093	1,863,257
Telekom Malaysia Bhd	613,290	1,163,098
		6,355,245

Mexico - 7.6%
Coca-Cola Femsa SAB de CV	167,991	1,822,930
Fomento Economico Mexicano SAB de CV	357,190	4,577,402
Gruma SAB de CV - Class B	73,168	1,090,919
Industrias Penoles SAB de CV	91,035	4,185,786
Kimberly-Clark de Mexico SAB de CV - Class A	438,590	1,017,751
Wal-Mart de Mexico SAB de CV	1,497,540	4,354,405
		17,049,193

Qatar - 1.3%
Ooredoo QPSC	775,700	2,663,073
Qatar Aluminum Manufacturing Co.	743,379	289,920
		2,952,993

Russia - 0.0% (c)
Alrosa PJSC (b)(d)	91,900	0
Inter RAO UES PJSC (b)(d)	1,901,988	0
LUKOIL PJSC - ADR (b)(d)	2,652	0
Magnit PJSC (b)(d)	1,958	0
Magnitogorsk Iron & Steel Works PJSC (b)(d)	106,418	0
Magnitogorsk Iron & Steel Works PJSC - GDR (b)(d)	2,458	0
Severstal PAO (b)(d)	9,320	0
Severstal PAO - GDR (b)(d)	2,129	0
Surgutneftegas PAO (b)(d)	477,461	0
Tatneft PJSC - ADR (b)(d)	3,600	0
		0

South Africa - 10.8%
African Rainbow Minerals Ltd.	58,644	601,091
Clicks Group Ltd.	40,444	539,882
Exxaro Resources Ltd.	65,247	804,626
Gold Fields Ltd.	119,707	3,896,704
Harmony Gold Mining Co. Ltd.	93,185	1,469,640
Kumba Iron Ore Ltd.	125,907	2,000,109
Mr Price Group Ltd.	92,993	957,271
MTN Group Ltd.	342,433	4,248,377
Sasol Ltd. (b)	142,129	1,671,352
Shoprite Holdings Ltd.	131,678	2,287,453
The Bidvest Group Ltd.	75,901	1,139,669
Tiger Brands Ltd.	25,281	421,986
Vodacom Group Ltd.	419,785	4,066,423
		24,104,583

Taiwan - 11.1%

Asia Cement Corp.	681,999		696,370
ASMedia Technology, Inc.	10,216		415,670
Catcher Technology Co. Ltd.	65,697		371,996
Cheng Shin Rubber Industry Co. Ltd.	901,948		849,789
Eclat Textile Co. Ltd.	56,152		601,151
Eva Airways Corp.	2,273,828		3,046,405
Far Eastern New Century Corp.	2,765,834		2,323,475
Far EasTone Telecommunications Co. Ltd.	667,562		2,168,817
Formosa Petrochemical Corp.	1,805,948		3,956,221
Foxconn Technology Co. Ltd.	74,449		130,152
Genius Electronic Optical Co. Ltd.	20,433		304,102
International Games System Co. Ltd.	38,542		925,418
President Chain Store Corp.	211,731		1,467,488
Realtek Semiconductor Corp.	56,272		1,189,201
Uni-President Enterprises Corp.	1,668,211		3,809,337
United Integrated Services Co. Ltd.	52,351		1,781,803
Wan Hai Lines Ltd.	305,956		801,834
			24,839,229

Thailand - 4.2%
Bangkok Dusit Medical Services PCL	1,603,524		921,993
Central Retail Corp. PCL (a)	2,588,239		2,073,382
Global Power Synergy PCL	842,430		1,305,555
PTT Global Chemical PCL	2,817,815		3,101,136
PTT Oil & Retail Business PCL (a)	5,046,240		1,934,323
			9,336,389

Turkey - 7.3%
Enerjisa Enerji AS (a)	330,878		758,282
Enka Insaat ve Sanayi AS	580,742		1,070,588
Eregli Demir ve Celik Fabrikalari TAS	3,455,897		3,093,807
Ford Otomotiv Sanayi AS	1,843,745		3,107,910
Iskenderun Demir ve Celik AS	1,215,842		1,375,278
Migros Ticaret AS	95,135		1,252,283
Oyak Cimento Fabrikalari AS	795,704		339,924
Turk Altin Isletmeleri AS (b)	462,619		429,920
Turkiye Petrol Rafinerileri AS	765,557		4,756,664
			16,184,656

United Arab Emirates - 8.8%
ADNOC Drilling Co. PJSC	1,914,721		3,033,944
Adnoc Gas PLC	4,934,016		4,432,958
Dubai Electricity & Water Authority PJSC	6,200,602		4,625,551
Emirates Telecommunications Group Co. PJSC	865,431		4,797,216
Fertiglobe PLC	1,635,247		1,184,252
Talabat Holding PLC	5,827,813		1,665,996
			19,739,917
TOTAL COMMON STOCKS (Cost $211,382,717)			217,116,127

PREFERRED STOCKS - 2.1%	Shares		Value
Brazil - 2.1%
Petroleo Brasileiro SA - Petrobras, 0.00%	550,176		4,713,639
TOTAL PREFERRED STOCKS (Cost $3,323,323)			4,713,639

TOTAL INVESTMENTS - 99.4% (Cost $214,706,040)			221,829,766
Other Assets in Excess of Liabilities - 0.6%		0.00647	1,443,623
TOTAL NET ASSETS - 100.0%			$ 223,273,389
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $21,176,033 or 9.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Emerging Markets Cash Cows 100 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 217,116,127	$ –	$ 0	$ 217,116,127
Preferred Stocks	4,713,639	–	–	4,713,639
Total Investments	$ 221,829,766	$ –	$ 0	$ 221,829,766

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of April 30, 2026	$ 0
Ending balance as of July 31, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 0
0

Description	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Common Stocks	$ 0	Market comparable companies	Discount for lack of marketability	$ –
$ 0